Condensed Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		77 Months Ended	86 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Cash flows from operating activities
Net loss	$ (5,858,578)	$ (5,810,148)	$ (7,909,113)	$ (4,023,026)	$ (35,513,000)	$ (41,371,578)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	10,412	8,335	11,677	11,554	101,144	111,556
Stock-based compensation	543,154	433,830	822,452	249,286	2,948,404	3,491,558
Warrant liability	(2,105,979)	411,161	284,692	80,359	365,051	(1,740,928)
Write-off of intangible assets					85,125	85,125
Warrants issued for services					480,400	480,400
Warrants issued in connection with note conversion					348,000	348,000
Note discount arising from beneficial conversion feature					475,391	475,391
Deferred rent	6,251	(10,167)	(7,397)	(1,322)	7,351	13,602
Loss on disposal of assets			2,677		5,357	5,357
Noncash interest expense					311,518	311,518
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(5,945)	145,705	(49,448)	(136,911)	(296,948)	(302,893)
Restricted cash			44,018
Security deposit		(10,455)	(10,455)		(10,455)	(10,455)
Accounts payable	1,496,276	101,874	128,799	(448,668)	683,161	2,179,437
Accrued expenses	(110,205)	(336,462)	(166,926)	798,763	1,188,041	1,077,836
Due to related party	(60,098)	71,880	15,458	(63,120)	84,756	24,658
Net cash used in operating activities	(6,084,712)	(4,994,447)	(6,833,566)	(3,533,085)	(28,736,704)	(34,821,416)
Cash flows from investing activities
Purchase of property and equipment		(9,185)	(23,014)		(100,174)	(100,174)
Cash paid for intangible assets					(85,125)	(85,125)
Proceeds from related party advance					525,000	525,000
Repayment of related party advance					(525,000)	(525,000)
Net cash used in investing activities		(9,185)	(23,014)		(185,299)	(185,299)
Cash flows from financing activities
Proceeds from issuance of common stock to founders					5,000	5,000
Proceeds from issuance of preferred stock in private placement, net				13,974,230	13,974,230	13,974,230
Proceeds from issuance of common stock in private placement, net					17,690,037	17,690,037
Deferred financing fees paid					(45,000)	(45,000)
Proceeds from issuance of notes payable					1,000,000	1,000,000
Repayment of notes payable					(1,000,000)	(1,000,000)
Proceeds from issuance of convertible notes payable					3,967,000	3,967,000
Proceeds from exercise of stock options			6,480		9,080	9,080
Net cash provided by financing activities			6,480	13,974,230	35,600,347	35,600,347
Net (decrease) increase in cash and cash equivalents	(6,084,712)	(5,003,632)	(6,850,100)	10,441,145	6,678,344	593,632
Cash and cash equivalents at beginning of period	6,678,344	13,528,444	13,528,444	3,087,299
Cash and cash equivalents at end of period	593,632	8,524,812	6,678,344	13,528,444	6,678,344	593,632
Supplemental schedule of cash flows information:
Cash paid for interest					80,000	80,000
Supplemental schedule of non-cash investing and financing activities:
Conversion of notes payable and interest to common stock					4,278,518	4,278,518
Common shares of Laurier issued in reverse merger transaction					110	110
Issuance of warrants in connection with private placement of convertible preferred units				3,340,421	3,340,421	3,340,421
Issuance of common stock pursuant to placement agent agreement	28,500					28,500
Preferred stock dividends settled in common stock		$ 319,074	$ 319,074		$ 319,074	$ 319,074